Offerings	Feb. 13, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	726,770
Proposed Maximum Offering Price per Unit	4.5
Maximum Aggregate Offering Price	$ 3,270,465
Fee Rate	0.01381%
Amount of Registration Fee	$ 451.65
Offering Note

(1)

Outset Medical, Inc. (the “Registrant”) is registering (i) an additional 726,770 shares of common stock, par value $0.001 per share (the “Common Stock”), that may be issued under the Outset Medical, Inc. 2020 Equity Incentive Plan, as amended and restated (the “2020 Plan”), (ii) an additional 45,814 shares of Common Stock that may be issued under the Outset Medical, Inc. Employee Stock Purchase Plan, as amended and restated (“ESPP”) and (iii) 250,000 shares of Common Stock that may be issued under the Outset Medical, Inc. Inducement Plan (the “Inducement Plan”). Pursuant to Rule 416 of the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement also covers such additional and indeterminate number of securities as may become issuable pursuant to the provisions of the plans relating to adjustments for changes resulting from a share dividend, share split or similar change.

(2)

Estimated pursuant to Rule 457(h) under the Securities Act solely for the purpose of calculating the registration fee. The price of $4.50 per share represents the average high and low prices of the Common Stock as quoted on the Nasdaq Global Select Market on February 9, 2026, a date within five business days prior to the filing of this Registration Statement, in accordance with Rule 457(c) of the Securities Act.

(3)	Represents additional shares of Common Stock that may be issued under the 2020 Plan.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	45,814
Proposed Maximum Offering Price per Unit	4.5
Maximum Aggregate Offering Price	$ 206,163
Fee Rate	0.01381%
Amount of Registration Fee	$ 28.47
Offering Note

(1)

Outset Medical, Inc. (the “Registrant”) is registering (i) an additional 726,770 shares of common stock, par value $0.001 per share (the “Common Stock”), that may be issued under the Outset Medical, Inc. 2020 Equity Incentive Plan, as amended and restated (the “2020 Plan”), (ii) an additional 45,814 shares of Common Stock that may be issued under the Outset Medical, Inc. Employee Stock Purchase Plan, as amended and restated (“ESPP”) and (iii) 250,000 shares of Common Stock that may be issued under the Outset Medical, Inc. Inducement Plan (the “Inducement Plan”). Pursuant to Rule 416 of the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement also covers such additional and indeterminate number of securities as may become issuable pursuant to the provisions of the plans relating to adjustments for changes resulting from a share dividend, share split or similar change.

(2)

Estimated pursuant to Rule 457(h) under the Securities Act solely for the purpose of calculating the registration fee. The price of $4.50 per share represents the average high and low prices of the Common Stock as quoted on the Nasdaq Global Select Market on February 9, 2026, a date within five business days prior to the filing of this Registration Statement, in accordance with Rule 457(c) of the Securities Act.

(4)	Represents additional shares of Common Stock that may be issued under the ESPP.

Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	250,000
Proposed Maximum Offering Price per Unit	4.5
Maximum Aggregate Offering Price	$ 1,125,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 155.36
Offering Note

(1)

Outset Medical, Inc. (the “Registrant”) is registering (i) an additional 726,770 shares of common stock, par value $0.001 per share (the “Common Stock”), that may be issued under the Outset Medical, Inc. 2020 Equity Incentive Plan, as amended and restated (the “2020 Plan”), (ii) an additional 45,814 shares of Common Stock that may be issued under the Outset Medical, Inc. Employee Stock Purchase Plan, as amended and restated (“ESPP”) and (iii) 250,000 shares of Common Stock that may be issued under the Outset Medical, Inc. Inducement Plan (the “Inducement Plan”). Pursuant to Rule 416 of the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement also covers such additional and indeterminate number of securities as may become issuable pursuant to the provisions of the plans relating to adjustments for changes resulting from a share dividend, share split or similar change.

(2)

Estimated pursuant to Rule 457(h) under the Securities Act solely for the purpose of calculating the registration fee. The price of $4.50 per share represents the average high and low prices of the Common Stock as quoted on the Nasdaq Global Select Market on February 9, 2026, a date within five business days prior to the filing of this Registration Statement, in accordance with Rule 457(c) of the Securities Act.

(5)	Represents shares of Common Stock that may be issued under the Inducement Plan.